Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
2022	$ 11
2023	11
2024	10
2025	11
2026	8
Thereafter	656
Total	$ 707	$ 702